Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of other income
a.	Other income

	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Capital gain on assets disposal	(**159	14	4
Others	9	12	23
	168	26	27

*)	Reclassified, refer to Note 2dd.
**)	Including a capital gain of NIS 117 million in respect of commercial center sale in Brazil (Extra Itaim).

Schedule of other expense
b.	Other expenses

	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Loss from decrease in holding interest, revaluation and realization of associate, net	4	-	(**466
Capital loss on assets disposal (including transaction expenses)	42	1	109
Impairment of goodwill	-	23	39
Impairment of other assets	35	6	2
Other ***)	85	193	139
	166	223	755

*)	Reclassified, refer to Note 2dd.

**)	For the year ended December 31, 2015, includes a net loss in total amount of NIS 466 million due to further purchase of ATR’s shares and its initial consolidation.

***)	In 2017 includes an amount of NIS 44 million deriving from an amortization of goodwill in respect of assets disposal and a decrease in tax in Norway. In 2016 includes amount of NIS 163 million (2015-NIS 109 million) due to provision for legal proceedings recognized by ATR, for further details refer to Note 25d2.